Consolidated Statement of Equity (Deficit) - USD ($) $ in Millions		Total	Post-eliminations [Member]	Common Stock [Member]	Common Stock [Member] Pre-eliminations [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Pre-eliminations [Member]	Retained Earnings [Member]	Retained Earnings [Member] Pre-eliminations [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Pre-eliminations [Member]	Treasury Stock [Member]	Treasury Stock [Member] Pre-eliminations [Member]	Parent [Member]	Parent [Member] Pre-eliminations [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Pre-eliminations [Member]	Noncontrolling Interest [Member] Post-eliminations [Member]
Equity (deficit) (Predecessor [Member]) at Dec. 31, 2012		$ (3,677)		$ 978		$ 1,105		$ 2,600		$ (2,616)		$ (5,746)		$ (3,679)		$ 2
Net (loss) income | Predecessor [Member]		2,066						2,066						2,066
Currency translation adjustments | Predecessor [Member]		4								4				4
Pension and other postretirement liability adjustments | Predecessor [Member]		1,604								1,604				1,604
Total other comprehensive income | Predecessor [Member]		1,608								1,608				1,608
Stock-based compensation | Predecessor [Member]		3				3								3
Issuance of treasury stock, net (446,501 shares) | Predecessor [Member]	[1]					(3)		(32)				35
Equity (deficit) (Predecessor [Member]) at Aug. 31, 2013		10	$ 10		$ 978		$ 1,105		$ 4,634		$ (1,008)		$ (5,711)		$ (2)	10	$ 2	$ 10
Equity (deficit) (Successor [Member]) at Aug. 31, 2013		623				613								613		10
Investment in variable interest entity | Predecessor [Member]		8														8
Cancellation of Predecessor Company equity | Predecessor [Member]		2		$ (978)		(1,105)		(4,634)		1,008		5,711		2
Issuance of Successor Company common stock | Predecessor [Member]		613				613								613
Equity transactions with noncontrolling interest | Successor [Member]		7														7
Net (loss) income | Successor [Member]		(78)						(81)						(81)		3
Currency translation adjustments | Successor [Member]		1								1				1
Pension and other postretirement liability adjustments | Successor [Member]		98								98				98
Total other comprehensive income | Successor [Member]		99
Stock-based compensation | Successor [Member]		1				1								1
Purchases of treasury stock, net | Successor [Member]	[2]	(4)				(1)						(3)		(4)
Equity (deficit) (Successor [Member]) at Dec. 31, 2013		648				613		(81)		99		(3)		628		20
Equity transactions with noncontrolling interest | Successor [Member]		(3)														(3)
Net (loss) income | Successor [Member]		(118)						(123)						(123)		5
Currency translation adjustments | Successor [Member]		(33)								(33)				(33)
Pension and other postretirement liability adjustments | Successor [Member]		(202)								(202)				(202)
Total other comprehensive income | Successor [Member]		(235)
Stock-based compensation | Successor [Member]		8				8								8
Purchases of treasury stock, net | Successor [Member]	[2]	(1)										(1)		(1)
Equity (deficit) (Successor [Member]) at Dec. 31, 2014		299				621		(204)		(136)		(4)		277		22
Equity (deficit) at Dec. 31, 2014		299
Equity transactions with noncontrolling interest | Successor [Member]		(1)						1						1		(2)
Net (loss) income | Successor [Member]		(75)						(80)						(80)		5
Currency translation adjustments | Successor [Member]		(35)								(35)				(35)
Reclassification of realized losses on available-for-sale securities included in net earnings, net of tax | Successor [Member]		2								2				2
Pension and other postretirement liability adjustments | Successor [Member]		(98)								(98)				(98)
Total other comprehensive income | Successor [Member]		(131)
Stock-based compensation | Successor [Member]		12				12								12
Purchases of treasury stock, net | Successor [Member]	[2]	(1)										(1)		(1)
Equity (deficit) (Successor [Member]) at Dec. 31, 2015		103				$ 633		$ (283)		$ (267)		$ (5)		$ 78		$ 25
Equity (deficit) at Dec. 31, 2015		$ 103

[1]	Includes stock awards issued, offset by shares surrendered for taxes.
[2]	Represents purchases of common stock and/ or warrants to satisfy tax withholding obligations.